Acquisitions & Divestitures - East Texas Asset Acquisition (Details) - East Texas Asset Acquisition $ in Thousands	Apr. 25, 2022 USD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Working interest acquired (as a percent)	52.50%
Asset acquisition, consideration paid	$ 47,468
Transaction costs	$ 1,550